Investment in Affiliates	6 Months Ended
Jun. 30, 2020
Investments in and Advances to Affiliates [Abstract]
Investments in and Advances to Affiliates [Table Text Block]

NOTE 8: INVESTMENT IN AFFILIATES

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe I and had economic interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash which was funded with the proceeds of senior loan facility (the “Senior Loan I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners agreed to make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the availability under the Revolving Loans I was increased by $30,000. Effective November 2014 and through the Liquidation completed in December 2019, Navios Holdings, Navios Acquisition and Navios Partners had a voting interest of 50%, 50% and 0%, respectively.

On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.

Following the Liquidation of Navios Europe I, Navios Acquisition acquired five vessel owning companies for an acquisition cost of approximately $84,627 in total.

As of June 30, 2020 and December 31, 2019 and subsequent to the Liquidation of Navios Europe I, the Company had no exposure.

For the three month period ended June 30, 2019 income recognized in “Equity in net earnings of affiliated companies” was $297. For the six month period ended June 30, 2019 income recognized in “Equity in net earnings of affiliated companies” was $583.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II Inc. and had in such entity economic interests of 47.5%, 47.5% and 5.0%, respectively, and voting interests of 50.0%, 50.0% and 0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for: (i) cash consideration of $145,550 (which was funded with the proceeds of $131,550 of senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners agreed to make available to Navios Europe II revolving loans up to $57,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the junior participating loan facility for $5,000.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation.

As of June 30, 2020 and subsequent to the Liquidation of Navios Europe II, the Company had no exposure. As of December 31, 2019, the estimated maximum potential loss by Navios Acquisition in Navios Europe II was $51,558, which represented the Company’s carrying value of the investment of $6,650, the Company’s balance of the Navios Revolving Loans II including accrued interest on the Navios Term Loans II of $28,220, which was included under “Due from related parties, long-term”, and the accrued interest income on the Navios Revolving Loans II in the amount of $16,688, which is included under “Due from related parties, short-term”. Refer to Note 13 for the terms of the Navios Revolving Loans II.

The decline in the fair value of the investment was considered as other-than-temporary and, therefore, an aggregate loss of $13,900 was recognized and included in the accompanying condensed consolidated statements of income for the three month period ended March 31, 2020, and the six month period ended June 30, 2020, as "Impairment of receivable in affiliated company/ Equity in net earnings of affiliated companies." The fair value of the Company's investment was determined based on the liquidation value of Navios Europe II, determined on the individual fair values assigned to the assets and liabilities of Navios Europe II.

For the three month periods ended June 30, 2020 and 2019 income recognized in “Equity in net earnings of affiliated companies” was $0 and $592, respectively. For the six month periods ended June 30, 2020 and 2019 income/ loss recognized in “Impairment of receivable in affiliated company / Equity in net earnings of affiliated companies” was $13,900 and $1,151, respectively.